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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833

Eclipse Funds Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2012 is filed herewith.

MainStay High Yield Opportunities Fund

Portfolio of Investments ††† July 31, 2012 (Unaudited)

			Principal Amount	Value
	Long-Term Bonds 97.9%†
	Asset-Backed Securities 3.1%
	Airlines 0.6%
	America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 1/2/22		$1,686,462	$1,787,650
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22 (a)		1,587,087	1,499,797
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21		1,804,285	1,894,500
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		922,161	989,017
				6,170,964
	Home Equity 2.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.306%, due 10/25/36 (b)(c)		3,343,816	2,221,180
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.316%, due 5/25/37 (b)(c)		940,236	780,498
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.306%, due 4/25/37 (b)(c)		198,433	177,481
	First NLC Trust Series 2007-1, Class A1 0.316%, due 8/25/37 (b)(c)(d)		1,186,464	385,601
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.296%, due 9/25/36 (b)		517,913	218,948
	Series 2006-18, Class AV1 0.316%, due 11/25/36 (b)(c)		126,295	48,691
	Series 2007-5, Class 2A1A 0.366%, due 4/25/47 (b)		514,516	300,720
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.376%, due 4/25/37 (b)(c)		698,597	486,592
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.346%, due 4/25/37 (b)(c)		2,487,652	1,987,363
	JP Morgan Mortgage Acquisition Corp.
	Series 2007-HE1, Class AF1 0.346%, due 3/25/47 (b)(c)		1,019,062	694,333
	Series 2007-CH2, Class AF2 5.404%, due 1/25/37 (c)		2,466,100	1,772,440
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.356%, due 3/25/37 (b)(c)		2,554,642	1,416,684
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.346%, due 9/25/36 (b)(c)		1,559,595	1,242,691
	Series 2006-HE8, Class A2B 0.346%, due 10/25/36 (b)(c)		294,491	165,798
	Series 2007-NC2, Class A2FP 0.396%, due 2/25/37 (b)(c)		2,151,988	1,062,989
	Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.346%, due 7/25/36 (b)(c)		1,079,703	533,854
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		3,329,537	1,462,276
	Securitized Asset Backed Receivables LLC Trust
	Series 2006-FR4, Class A2A 0.326%, due 8/25/36 (b)(c)		3,385,745	989,105
	Series 2007-BR4, Class A2A 0.336%, due 5/25/37 (b)(c)		1,277,027	552,755
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.326%, due 6/25/37 (b)(c)		2,439,511	2,265,044
	Series 2006-EQ2, Class A2 0.356%, due 1/25/37 (b)(c)		2,811,753	1,391,036
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.356%, due 9/25/37 (b)(c)		3,924,849	2,936,439
				23,092,518
	Student Loans 0.4%
	Keycorp Student Loan Trust
	Series 2006-A, Class 2A2 0.541%, due 6/27/25 (b)		974,140	966,111
	Series 2000-A, Class A2 0.787%, due 5/25/29 (b)		3,715,824	3,396,983
				4,363,094
	Total Asset-Backed Securities (Cost $38,982,308)			33,626,576

	Convertible Bond 0.1%
	Holding Company - Diversified 0.1%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (b)(e)		1,125,000	1,129,950
	Total Convertible Bond (Cost $1,051,431)			1,129,950

	Corporate Bonds 67.9%
	Aerospace & Defense 1.5%
	Alliant Techsystems, Inc. 6.75%, due 4/1/16 (e)(f)		2,200,000	2,255,000
	BE Aerospace, Inc. 6.875%, due 10/1/20		1,670,000	1,853,700
	Ducommun, Inc. 9.75%, due 7/15/18		5,285,000	5,469,975
	L-3 Communications Corp. Class B 6.375%, due 10/15/15 (e)(f)		529,000	540,241
	TransDigm, Inc. 7.75%, due 12/15/18		5,715,000	6,372,225
				16,491,141
	Airlines 2.3%
	American Airlines Pass-Through Trust Series 2011-2, Class A 8.625%, due 4/15/23		1,465,422	1,542,357
	Continental Airlines, Inc.
	7.875%, due 1/2/20		2,463,283	2,487,916
	9.798%, due 10/1/22		1,239,092	1,325,828
	Delta Air Lines, Inc.
	Series 2010-2 Class B Pass Through Trust 6.75%, due 5/23/17 (d)(e)		4,000,000	4,080,000
	12.25%, due 3/15/15 (d)		3,379,000	3,666,215
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24		935,443	984,554
	U.S. Airways, Inc. Series 2012-1B, Pass Through Trust 8.00%, due 4/1/21		5,450,000	5,559,000
	UAL 2009-2B Pass-Through Trust 12.00%, due 7/15/16 (d)		2,805,432	3,029,867
	United Air Lines, Inc. 12.00%, due 11/1/13 (d)		2,300,000	2,397,750
				25,073,487
	Auto Manufacturers 1.5%
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19		535,000	556,400
	8.25%, due 6/15/21		5,073,000	5,282,261
¤	Ford Motor Co.
	7.50%, due 8/1/26		255,000	295,481
	8.90%, due 1/15/32		410,000	526,850
	9.98%, due 2/15/47 (e)		2,000,000	2,787,500
	General Motors Corp. (Escrow Shares)
	7.375%, due 5/23/48 (g)(h)(i)		350,000	35
	8.375%, due 7/15/33 (g)(h)(i)		16,275,000	1,628
	8.80%, due 3/1/21 (g)(h)(i)		488,000	49
	9.40%, due 7/15/21 (g)(h)(i)		2,000,000	200
	Navistar International Corp. 8.25%, due 11/1/21 (e)		7,550,000	7,078,125
				16,528,529
	Auto Parts & Equipment 1.9%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19		5,075,000	5,119,406
	Goodyear Tire & Rubber Co. (The)
	7.00%, due 5/15/22		4,160,000	4,248,400
	8.25%, due 8/15/20		4,025,000	4,387,250
	Pittsburgh Glass Works LLC 8.50%, due 4/15/16 (d)		4,770,000	4,436,100
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18		1,865,000	2,072,481
				20,263,637
	Banks 5.4%
	ABN Amro North American Holding Preferred Capital Repackage Trust I 6.523%, due 12/29/49 (b)(d)		3,500,000	3,272,500
	Ally Financial, Inc. 8.00%, due 11/1/31		4,450,000	5,305,832
	Bank of America Corp.
	7.625%, due 6/1/19		645,000	784,733
	8.00%, due 12/29/49 (b)		504,000	543,015
	Capital One Capital IV 6.745%, due 2/5/82 (b)(e)		2,975,000	2,997,610
¤	CIT Group, Inc.
	5.00%, due 5/15/17		15,330,000	16,019,850
	5.00%, due 8/15/22		3,605,000	3,609,506
	7.00%, due 5/2/16 (d)		2,190,000	2,200,950
	Deutsche Postbank Funding Trust IV 5.983%, due 6/29/49 (b)		€9,400,000	8,385,406
	Fifth Third Capital Trust IV 6.50%, due 4/15/67 (b)(e)		$2,105,000	2,102,369
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (b)	A$	1,811,000	2,072,638
	National Capital Trust I Series Reg S 5.62%, due 9/29/49 (b)		£5,000,000	6,584,971
	SunTrust Bank 7.25%, due 3/15/18		$2,000,000	2,324,296
	Wachovia Capital Trust III 5.57%, due 3/29/49 (b)		1,000,000	990,000
	Wells Fargo & Co. 7.98%, due 3/29/49 (b)		770,000	862,400
				58,056,076
	Building Materials 2.8%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		7,565,000	7,281,312
	Boise Cascade LLC 7.125%, due 10/15/14		3,440,000	3,444,300
	Desarrolladora Homex S.A.B. de C.V. 9.75%, due 3/25/20 (d)		4,500,000	4,680,000
	Texas Industries, Inc. 9.25%, due 8/15/20		7,798,000	8,187,900
	USG Corp.
	6.30%, due 11/15/16		3,125,000	3,042,969
	8.375%, due 10/15/18 (d)		3,825,000	4,092,750
				30,729,231
	Chemicals 1.9%
	CF Industries, Inc. 6.875%, due 5/1/18		400,000	484,000
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18		6,710,000	6,793,875
	Huntsman International LLC
	8.625%, due 3/15/20		2,150,000	2,451,000
	8.625%, due 3/15/21		2,700,000	3,105,000
	Momentive Performance Materials, Inc.
	9.00%, due 1/15/21		4,815,000	3,514,950
	10.00%, due 10/15/20 (d)		2,200,000	2,227,500
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (d)		2,720,000	2,244,000
				20,820,325
	Coal 1.0%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19		2,100,000	1,827,000
	6.25%, due 6/1/21		835,000	722,275
	Arch Coal, Inc.
	7.00%, due 6/15/19		3,475,000	3,031,937
	7.25%, due 10/1/20		241,000	209,068
	7.25%, due 6/15/21		915,000	791,475
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (e)		1,000,000	1,050,000
	Peabody Energy Corp. 6.00%, due 11/15/18 (d)		3,725,000	3,725,000
				11,356,755
	Commercial Services 3.9%
	Aramark Holdings Corp. 8.625%, due 5/1/16 (d)(j)		1,595,000	1,630,903
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (d)		2,740,000	2,849,600
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	8.25%, due 1/15/19		3,925,000	4,214,469
	9.625%, due 3/15/18		2,000,000	2,212,500
	Hertz Corp. (The)
	7.375%, due 1/15/21		3,345,000	3,608,419
	7.50%, due 10/15/18		3,140,000	3,387,275
	Iron Mountain, Inc.
	6.75%, due 10/15/18		€3,500,000	4,327,931
	8.00%, due 6/15/20		$3,175,000	3,381,375
	Stewart Enterprises, Inc. 6.50%, due 4/15/19 (e)		3,350,000	3,492,375
¤	UR Merger Sub Corp.
	7.375%, due 5/15/20 (d)		975,000	1,031,063
	7.625%, due 4/15/22 (d)		955,000	1,015,881
	8.375%, due 9/15/20		9,725,000	10,308,500
	9.25%, due 12/15/19		730,000	817,600
				42,277,891
	Computers 0.3%
	SunGard Data Systems, Inc.
	7.375%, due 11/15/18		2,000,000	2,125,000
	10.25%, due 8/15/15		1,030,000	1,054,463
				3,179,463
	Diversified Financial Services 1.1%
	Ford Holdings LLC
	9.30%, due 3/1/30 (e)		2,475,000	3,319,594
	9.375%, due 3/1/20		210,000	260,137
	GE Capital Trust II 5.50%, due 9/15/67 (b)		€3,345,000	3,848,167
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (b)		2,828,000	3,173,076
	General Electric Capital Corp.
	Series Reg S 5.50%, due 9/15/67 (b)		1,000,000	1,156,576
	6.50%, due 9/15/67 (b)		£405,000	615,930
				12,373,480
	Electric 2.3%
	Calpine Corp.
	7.25%, due 10/15/17 (d)		$2,360,000	2,554,700
	7.875%, due 7/31/20 (d)		5,500,000	6,201,250
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20		4,322,000	4,759,602
	NRG Energy, Inc.
	7.625%, due 1/15/18		7,760,000	8,264,400
	8.25%, due 9/1/20 (e)		1,000,000	1,077,500
	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 11.50%, due 10/1/20 (d)		2,500,000	1,850,000
				24,707,452
	Engineering & Construction 0.4%
	Empresas ICA S.A.B. de C.V. 8.375%, due 7/24/17 (d)		4,500,000	4,522,500

	Entertainment 1.7%
¤	Isle of Capri Casinos, Inc.
	7.00%, due 3/1/14 (e)		1,675,000	1,677,094
	7.75%, due 3/15/19		5,500,000	5,726,875
	8.875%, due 6/15/20 (d)		3,750,000	3,754,687
	Mohegan Tribal Gaming Authority
	10.50%, due 12/15/16 (d)		5,000,000	4,375,000
	11.00%, due 9/15/18 (d)		1,000,000	660,000
	Pinnacle Entertainment, Inc. 8.75%, due 5/15/20		2,000,000	2,175,000
				18,368,656
	Environmental Controls 0.2%
	EnergySolutions, Inc. / EnergySolutions LLC 10.75%, due 8/15/18 (e)		3,015,000	2,600,438

	Finance - Commercial 0.1%
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(d)		1,010,000	797,900

	Finance - Consumer Loans 2.0%
	American General Finance Corp. (Springleaf Finance)
	4.125%, due 11/29/13		€1,500,000	1,725,636
	6.50%, due 9/15/17 (e)		$3,000,000	2,437,500
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)(e)		5,980,000	5,740,800
	SLM Corp.
	4.75%, due 3/17/14		€1,750,000	2,134,815
	7.25%, due 1/25/22		$650,000	696,091
	8.00%, due 3/25/20		6,000,000	6,735,000
	Springleaf Finance Corp. 6.90%, due 12/15/17		2,840,000	2,314,600
				21,784,442
	Finance - Credit Card 0.1%
	Capital One Capital III 7.686%, due 8/1/66 (e)		1,000,000	1,010,000

	Finance - Other Services 0.9%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	7.75%, due 1/15/16		6,200,000	6,517,750
	8.00%, due 1/15/18		3,500,000	3,718,750
				10,236,500
	Food 0.5%
	Smithfield Foods, Inc. 6.625%, due 8/15/22		5,085,000	5,275,688

	Forest Products & Paper 0.0%‡
	NewPage Corp. 10.00%, due 5/1/12 (a)		1,000,000	50,000

	Hand & Machine Tools 0.5%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (d)		5,400,000	5,575,500

	Health Care - Products 0.9%
	Alere, Inc.
	8.625%, due 10/1/18		2,000,000	2,050,000
	9.00%, due 5/15/16		1,691,000	1,754,412
	Bausch & Lomb, Inc. 9.875%, due 11/1/15 (f)		1,050,000	1,095,938
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18 (d)		4,525,000	4,785,187
				9,685,537
	Health Care - Services 1.0%
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17 (e)(f)		2,100,000	2,388,750
	HCA Holdings, Inc. 7.75%, due 5/15/21		2,500,000	2,721,875
	HCA, Inc.
	6.50%, due 2/15/16 (e)		3,200,000	3,496,000
	7.50%, due 2/15/22		1,700,000	1,908,250
				10,514,875
	Home Builders 4.0%
	Beazer Homes USA, Inc.
	6.875%, due 7/15/15 (e)		2,400,000	2,394,000
	8.125%, due 6/15/16 (e)		4,000,000	4,055,000
	9.125%, due 6/15/18		575,000	560,625
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16		7,305,000	7,597,200
	KB Home 9.10%, due 9/15/17		5,000,000	5,425,000
	Lennar Corp. 5.60%, due 5/31/15		4,225,000	4,441,531
	PulteGroup, Inc.
	7.625%, due 10/15/17 (e)		2,870,000	3,164,175
	7.875%, due 6/15/32		5,295,000	5,295,000
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19		5,500,000	5,981,250
	Standard Pacific Corp. 8.375%, due 5/15/18		3,950,000	4,404,250
				43,318,031
	Household Products & Wares 1.3%
¤	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	7.75%, due 10/15/16		1,500,000	1,575,000
	8.25%, due 2/15/21		1,600,000	1,572,000
	8.50%, due 5/15/18		5,175,000	5,213,812
	9.00%, due 4/15/19		1,315,000	1,338,013
	9.875%, due 8/15/19		4,205,000	4,457,300
				14,156,125
	Insurance 3.9%
¤	American International Group, Inc.
	4.875%, due 3/15/67 (b)		€8,400,000	7,751,518
	Series A2 5.75%, due 3/15/67 (b)		£4,200,000	5,063,869
	Series Reg S 8.00%, due 5/22/68 (b)		€3,750,000	4,706,279
	8.175%, due 5/15/68 (b)		$4,000,000	4,560,000
	Series Reg S 8.625%, due 5/22/68 (b)		£1,000,000	1,627,429
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19 (e)		$1,450,000	1,584,116
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (d)		3,000,000	3,127,500
	10.75%, due 6/15/88 (b)(d)		2,000,000	2,770,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (b)(e)		3,000,000	2,895,000
	7.00%, due 5/17/66 (b)(e)		3,840,000	3,811,200
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (d)		2,000,000	2,491,568
	9.25%, due 6/15/39 (d)		1,000,000	1,335,940
				41,724,419
	Iron & Steel 1.8%
	AK Steel Corp.
	7.625%, due 5/15/20		3,985,000	3,367,325
	8.375%, due 4/1/22		2,700,000	2,281,500
	Evraz Group S.A. 7.40%, due 4/24/17 (d)		7,100,000	7,070,890
	United States Steel Corp.
	7.00%, due 2/1/18		2,145,000	2,166,450
	7.375%, due 4/1/20		2,855,000	2,812,175
	7.50%, due 3/15/22		1,400,000	1,361,500
				19,059,840
	Lodging 2.1%
	Caesars Entertainment Operating Co., Inc.
	10.00%, due 12/15/18		7,275,000	4,710,562
	12.75%, due 4/15/18 (e)		1,720,000	1,264,200
	Harrah's Operating Co., Inc.
	6.50%, due 6/1/16		1,050,000	593,250
	10.00%, due 12/15/18		181,000	114,935
	10.75%, due 2/1/16		791,000	599,183
¤	MGM Resorts International
	5.875%, due 2/27/14		90,000	92,250
	6.625%, due 7/15/15		3,390,000	3,504,413
	7.50%, due 6/1/16		7,470,000	7,722,112
	8.625%, due 2/1/19 (d)		3,975,000	4,208,531
				22,809,436
	Machinery - Construction & Mining 0.8%
	Terex Corp. 8.00%, due 11/15/17		8,639,000	9,092,548

	Media 1.9%
	CCO Holdings LLC / CCO Holdings Capital Corp. 7.25%, due 10/30/17		2,500,000	2,746,875
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16		2,125,000	966,875
	6.875%, due 6/15/18 (e)		2,020,000	919,100
	7.25%, due 10/15/27		875,000	367,500
	9.00%, due 3/1/21		3,105,000	2,592,675
	Clear Channel Worldwide Holdings, Inc.
	7.625%, due 3/15/20 (d)		4,475,000	4,273,632
	9.25%, due 12/15/17		3,000,000	3,225,000
	DISH DBS Corp. 6.75%, due 6/1/21		5,120,000	5,600,000
				20,691,657
	Metal Fabricate & Hardware 0.3%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17		1,875,000	1,903,125
	8.75%, due 9/1/20		1,661,000	1,856,168
				3,759,293
	Mining 0.9%
	Aleris International, Inc.
	6.00%, due 6/1/20 (d)(g)(i)(k)		11,797	11,797
	7.625%, due 2/15/18		6,370,000	6,624,800
	Century Aluminum Co. 8.00%, due 5/15/14		3,080,500	3,080,500
				9,717,097
	Miscellaneous - Manufacturing 0.8%
	American Railcar Industries, Inc. 7.50%, due 3/1/14		3,985,000	4,054,738
	Polypore International, Inc. 7.50%, due 11/15/17		4,650,000	4,975,500
				9,030,238
	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18		1,700,000	1,819,000

	Oil & Gas 4.4%
¤	Chesapeake Energy Corp. 6.625%, due 8/15/20		14,350,000	14,278,250
	Concho Resources, Inc. 6.50%, due 1/15/22		2,500,000	2,675,000
	EP LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20 (d)		5,020,000	5,402,775
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (d)		4,770,000	5,199,300
¤	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19 (d)		3,955,000	3,915,450
	7.75%, due 2/1/21		2,650,000	2,795,750
	8.625%, due 4/15/20		4,220,000	4,578,700
	Samson Investment Co. 9.75%, due 2/15/20 (d)		4,745,000	4,922,937
	Swift Energy Co. 8.875%, due 1/15/20		1,074,000	1,149,180
	Tesoro Corp. 6.25%, due 11/1/12 (e)(f)		2,200,000	2,216,500
				47,133,842
	Oil & Gas Services 1.4%
	Basic Energy Services, Inc.
	7.125%, due 4/15/16		2,000,000	1,965,000
	7.75%, due 2/15/19		4,265,000	4,126,387
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (d)		2,028,000	2,124,330
	Hornbeck Offshore Services, Inc. 8.00%, due 9/1/17		6,015,000	6,436,050
				14,651,767
	Packaging & Containers 0.8%
	CB Smurfit Stone 8.00%, due 3/15/17		2,000,000	42,500
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16		3,000,000	3,382,500
	Packaging Dynamics Corp. 8.75%, due 2/1/16 (d)		4,500,000	4,758,750
				8,183,750
	Pipelines 0.9%
	Dynegy Holdings LLC 8.75%, due 2/15/12 (a)(e)(f)		545,000	341,988
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	6.25%, due 6/15/22		2,050,000	2,147,375
	6.50%, due 8/15/21		450,000	473,625
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	6.875%, due 2/1/21		4,500,000	4,747,500
	7.875%, due 10/15/18		1,805,000	1,967,450
				9,677,938
	Retail 0.3%
	Inergy LP / Inergy Finance Corp. 7.00%, due 10/1/18		2,750,000	2,839,375

	Semiconductors 0.8%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (d)		7,825,000	8,372,750

	Software 1.2%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20 (e)		3,000,000	3,382,500
	First Data Corp.
	7.375%, due 6/15/19 (d)		3,735,000	3,898,406
	8.875%, due 8/15/20 (d)		5,500,000	6,022,500
				13,303,406
	Telecommunications 5.6%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		3,735,000	2,128,950
	American Tower Corp. 7.00%, due 10/15/17 (e)(f)		1,100,000	1,285,672
	CommScope, Inc. 8.25%, due 1/15/19 (d)		9,175,000	9,599,344
	Crown Castle International Corp. 7.125%, due 11/1/19		2,000,000	2,195,000
	Frontier Communications Corp.
	7.05%, due 10/1/46		390,000	288,600
	8.50%, due 4/15/20		3,935,000	4,259,638
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21		5,601,000	6,189,105
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20		1,550,000	1,565,500
	7.875%, due 9/1/18		2,740,000	2,904,400
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17		5,000,000	5,237,500
¤	Sprint Capital Corp.
	6.90%, due 5/1/19		4,680,000	4,797,000
	8.75%, due 3/15/32		7,465,000	7,427,675
	Sprint Nextel Corp. 8.375%, due 8/15/17		7,530,000	8,226,525
	ViaSat, Inc. 8.875%, due 9/15/16		3,815,000	4,082,050
				60,186,959
	Transportation 0.3%
	PHI, Inc. 8.625%, due 10/15/18 (e)		3,425,000	3,536,313
	Total Corporate Bonds (Cost $713,351,280)			735,343,287

	Foreign Bonds 7.7%
	Banks 2.4%
	ABN Amro Bank N.V. 4.31%, due 3/29/49 (b)		€5,000,000	4,275,639
	Bank of Scotland PLC 7.286%, due 5/29/49 (b)		£1,800,000	2,113,753
	EGG Banking PLC 7.50%, due 5/29/49 (b)		6,627,000	10,488,850
	HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (b)		2,000,000	2,085,241
	IKB Deutsche Industriebank A.G.
	1.577%, due 5/28/13 (b)		€800,000	866,201
	4.50%, due 7/9/13		5,275,000	5,857,549
				25,687,233
	Chemicals 0.3%
	INEOS Group Holdings S.A. Series Reg S 7.875%, due 2/15/16		3,000,000	3,155,975

	Commercial Services 0.4%
	Hertz Holdings Netherlands B.V. Series Reg S 8.50%, due 7/31/15		3,000,000	3,986,495

	Electric 0.2%
	InterGen N.V.
	8.50%, due 6/30/17		500,000	601,358
	Series Reg S 9.50%, due 6/30/17		£875,000	1,344,431
				1,945,789
	Foreign Sovereign 0.9%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23		€13,120,000	9,857,644

	Holding Company - Diversified 0.1%
	Stena AB Series Reg S 7.875%, due 3/15/20		1,000,000	1,181,184

	Home Builders 0.3%
	Taylor Wimpey PLC 10.375%, due 12/31/15		£2,150,000	3,707,966

	Insurance 0.5%
	ING Groep N.V. 5.14%, due 3/29/49 (b)		5,000,000	5,612,904

	Leisure Time 0.2%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14		€1,050,000	1,320,988
	TUI A.G. 5.125%, due 12/10/12		1,000,000	1,236,429
				2,557,417
	Media 0.4%
	EN Germany Holdings B.V. 10.75%, due 11/15/15		4,050,000	4,933,288

	Packaging & Containers 1.3%
	Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20		5,700,000	7,065,878
	Rexam PLC 6.75%, due 6/29/67 (b)		6,300,000	7,419,133
				14,485,011
	Real Estate 0.6%
	Prologis International Funding S.A. 5.875%, due 10/23/14		4,700,000	6,046,000

	Telecommunications 0.1%
	Virgin Media Finance PLC 9.50%, due 8/15/16		500,000	685,948
	Total Foreign Bonds (Cost $87,841,703)			83,842,854

	Loan Assignments & Participations 5.3% (l)
	Airlines 0.4%
	U.S. Airways Group, Inc. Term Loan 2.746%, due 3/21/14		$4,861,111	4,663,628

	Auto Manufacturers 0.6%
	Federal-Mogul Corp. Term Loan B 2.179%, due 12/29/14		7,168,638	6,805,725

	Automobile 0.5%
	Allison Transmission, Inc. Term Loan B2 3.75%, due 8/7/17		5,752,204	5,713,854

	Building Materials 0.3%
	Nortek, Inc. Term Loan 5.252%, due 4/26/17		2,765,000	2,775,369

	Buildings & Real Estate 0.3%
	Realogy Corp.
	Extended Letter of Credit 4.496%, due 10/10/16		432,873	409,245
	Extended Term Loan 4.499%, due 10/10/16		3,066,551	2,899,169
				3,308,414
	Commercial Services 0.1%
	Aramark Corp.
	Extended Term Loan B 3.496%, due 7/26/16		868,929	864,150
	Extended Letter of Credit 3.496%, due 7/26/16		57,145	56,831
	New Extended LC-3 Facility 3.496%, due 7/26/16		31,723	31,549
	Extended Term Loan C 3.646%, due 7/26/16		393,802	391,636
				1,344,166
	Computers 0.1%
	SunGard Data Systems, Inc. Term Loan B 3.935%, due 2/26/16		680,607	680,323

	Healthcare, Education & Childcare 0.1%
	Warner Chilcott Co., LLC New Term Loan B2 4.25%, due 3/15/18		225,714	225,552
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18		451,429	451,103
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18		310,357	310,133
				986,788
	Hotels, Restaurants & Leisure 0.2%
	Caesars Entertainment Corp. Term Loan 9.25%, due 4/25/17		2,800,000	2,721,250

	Leisure, Amusement, Motion Pictures, Entertainment 0.2%
	Clubcorp Operations, Inc. Term Loan B 6.00%, due 11/30/16		1,970,000	1,971,231

	Media 0.4%
	Charter Communications Operating LLC Extended Term Loan C 3.50%, due 9/6/16		1,652,575	1,644,542
	Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.896%, due 1/29/16		3,116,996	2,384,502
				4,029,044
	Metals & Mining 0.2%
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18		1,819,038	1,795,163

	Oil & Gas 1.1%
	Frac Tech International LLC Term Loan B 6.25%, due 5/6/16		4,852,327	4,173,001
	MEG Energy Corp. New Term Loan B 4.00%, due 3/16/18		7,940,000	7,941,985
				12,114,986
	Retail 0.3%
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.75%, due 5/16/18		3,000,000	2,974,167

	Telecommunications 0.4%
	MetroPCS Wireless, Inc.
	Incremental Term Loan B3 4.00%, due 3/16/18		3,949,958	3,916,384
	Tranche B2 4.071%, due 11/3/16		795,168	791,192
				4,707,576
	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.746%, due 10/10/17		1,033,493	656,268
	Total Loan Assignments & Participations (Cost $58,507,596)			57,247,952

	Mortgage-Backed Securities 0.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.9%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 2.737%, due 11/25/35 (m)		822,218	639,027
	Series 2007-2, Class A4 5.634%, due 4/10/49 (m)		600,000	692,869
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38		590,000	673,847
	Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48		590,000	673,858
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (b)		502,548	447,300
	Greenpoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.376%, due 4/25/47 (b)		429,715	400,111
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.79%, due 8/10/45 (m)		635,000	715,096
	Indymac Index Mortgage Loan Trust
	Series 2004-AR4, Class 3A 2.655%, due 8/25/34 (m)		746,631	635,311
	Series 2005-AR9, Class 4A2 2.755%, due 7/25/35 (m)		2,537,686	2,089,609
	Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.356%, due 2/25/47 (b)		1,887,631	1,571,526
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (c)(i)		370,521	330,951
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.246%, due 11/25/36 (m)		632,060	458,971
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.613%, due 7/25/36 (m)		782,030	621,582
	Total Mortgage-Backed Securities (Cost $9,171,609)			9,950,058

	Municipal Bonds 0.5%
	New York 0.5%
	New York City Industrial Development Agency, JFK International Airport, Revenue Bonds Series A 8.00%, due 8/1/12 (a)		5,100,000	5,150,949
	Total Municipal Bond (Cost $5,192,117)			5,150,949

	Yankee Bonds 12.4% (n)
	Building Materials 0.8%
	Hanson PLC 6.125%, due 8/15/16		3,655,000	3,965,675
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.75%, due 2/3/22 (d)		4,450,000	4,516,750
				8,482,425
	Electric 0.3%
	InterGen N.V. 9.00%, due 6/30/17 (d)		3,900,000	3,792,750

	Food 1.3%
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)		8,000,000	7,969,600
	Minerva Luxembourg S.A. 12.25%, due 2/10/22 (d)		5,500,000	5,843,750
				13,813,350
	Forest Products & Paper 0.4%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (d)		2,275,000	1,160,250
	Stora Enso Oyj 7.25%, due 4/15/36 (d)		3,000,000	2,700,000
				3,860,250
	Home Builders 0.1%
	Desarrolladora Homex S.A.B. de C.V. 7.50%, due 9/28/15 (e)		1,000,000	1,015,000

	Insurance 0.5%
	Oil Insurance, Ltd. 3.443%, due 12/29/49 (b)(d)		3,250,000	2,824,835
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(d)		2,500,000	2,445,038
				5,269,873
	Iron & Steel 0.6%
	APERAM 7.375%, due 4/1/16 (d)		7,025,000	6,146,875

	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (e)		3,000,000	3,041,250

	Machinery - Construction & Mining 0.4%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (d)		4,695,000	4,894,538

	Mining 2.5%
	FMG Resources August 2006 Pty, Ltd. 7.00%, due 11/1/15 (d)		6,500,000	6,662,500
	Novelis, Inc.
	8.375%, due 12/15/17		7,900,000	8,650,500
	8.75%, due 12/15/20		2,200,000	2,442,000
	Vedanta Resources PLC
	6.75%, due 6/7/16 (d)		1,000,000	950,000
	8.25%, due 6/7/21 (d)		8,435,000	7,971,075
				26,676,075
	Miscellaneous - Manufacturing 0.3%
	Bombardier, Inc. 7.75%, due 3/15/20 (d)		2,995,000	3,365,631

	Oil & Gas 1.4%
	OGX Austria GmbH 8.50%, due 6/1/18 (d)		6,925,000	6,102,656
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		7,500,000	7,256,250
	Precision Drilling Corp. 6.50%, due 12/15/21		2,115,000	2,199,600
				15,558,506
	Oil & Gas Services 0.5%
	Cie Generale de Geophysique - Veritas 6.50%, due 6/1/21		5,550,000	5,716,500

	Pharmaceuticals 0.3%
	Warner Chilcott Co., LLC / Warner Chilcott Co., LLC 7.75%, due 9/15/18		3,000,000	3,243,750

	Pipelines 0.5%
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (d)		5,350,000	5,245,675

	Telecommunications 0.9%
	Intelsat Luxembourg S.A.
	11.25%, due 2/4/17		3,610,000	3,754,400
	11.50%, due 2/4/17 (j)		2,950,000	3,068,000
	Virgin Media Finance PLC 8.375%, due 10/15/19 (e)		3,000,000	3,393,750
				10,216,150
	Transportation 1.3%
	CEVA Group PLC 8.375%, due 12/1/17 (d)		3,250,000	3,176,875
	CHC Helicopter S.A. 9.25%, due 10/15/20		8,055,000	8,216,100
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)		2,770,000	2,610,725
				14,003,700
	Total Yankee Bonds (Cost $134,614,937)			134,342,298
	Total Long-Term Bonds (Cost $1,048,712,981)			1,060,633,924

			Shares	Value
	Common Stocks 1.9%
	Auto Manufacturers 1.2%
¤	Ford Motor Co.		1,059,000	9,785,160
	General Motors Co. (h)		157,367	3,101,704
	Motors Liquidation Co. GUC Trust (h)		19,523	276,055
				13,162,919
	Banks 0.3%
¤	CIT Group, Inc. (h)		29,276	1,069,159
	Citigroup, Inc.		71,966	1,952,438
				3,021,597
	Building Materials 0.0%‡
	U.S. Concrete, Inc. (h)(i)		71,988	409,612

	Chemicals 0.2%
	LyondellBasell Industries, N.V., Class A		38,068	1,695,168

	Mining 0.1%
	Aleris International, Inc. (g)(i)(k)		13,652	567,377

	Packaging & Containers 0.1%
	Rock-Tenn Co. Class A		20,292	1,181,400
	Total Common Stocks (Cost $29,466,132)			20,038,073

	Convertible Preferred Stock 0.1%
	Diversified Financial Services 0.1%
	Citigroup Capital XIII (b) 7.875%		40,000	1,095,600

	Total Convertible Preferred Stock (Cost $1,000,000)			1,095,600

			Number of Warrants	Value
	Warrants 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (h)		70,698	780,506
	Strike Price $18.33 Expires 7/10/19 (h)		70,698	476,504
	Total Warrants (Cost $2,837,051)			1,257,010

			Principal Amount	Value
	Short-Term Investment 1.6%
	Repurchase Agreement 1.6%
	State Street Bank and Trust Co. 0.01%, dated 7/31/12 due 8/1/12 Proceeds at Maturity $17,803,665 (Collateralized by a Federal National Mortgage Association security with a rate of 0.74% and a maturity date of 6/4/15, with a Principal Amount of $18,120,000 and a Market Value of $18,161,893)		$17,803,660	17,803,660
	Total Short-Term Investment (Cost $17,803,660)			17,803,660

	Total Investments, Before Investments Sold Short (Cost $1,099,819,824) (q)		101.6%	1,100,828,267

	Long-Term Bonds Sold Short (4.4%)
	Corporate Bonds Sold Short (1.7%)
	Apparel (0.9%)
	Levi Strauss & Co. 7.625%, due 5/15/20		(9,150,000)	(9,756,188)

	Banks (0.2%)
	SunTrust Bank 7.25%, due 3/15/18		(2,000,000)	(2,324,296)

	Entertainment (0.1%)
	Mohegan Tribal Gaming Authority 7.125%, due 8/15/14		(1,000,000)	(772,500)

	Food (0.1%)
	Dean Foods Co. 7.00%, due 6/1/16		(1,000,000)	(1,030,000)

	Forest Products & Paper (0.0%)‡
	NewPage Corp. 10.00%, due 5/1/12 (a)		(1,000,000)	(50,000)

	Media (0.1%)
	Time Warner Cable, Inc. 8.75%, due 2/14/19		(1,000,000)	(1,358,560)

	Packaging & Containers (0.0%)‡
	CB Smurfit Stone 8.00%, due 3/15/17		(2,000,000)	(42,500)

	Retail (0.3%)
	Nordstrom, Inc. 6.25%, due 1/15/18		(3,000,000)	(3,629,853)

	Total Corporate Bonds Sold Short (Proceeds $18,113,000)			(18,963,897)

	U.S. Government Sold Short (2.4%)
	United States Treasury Notes
	0.875%, due 2/28/17		(15,000,000)	(15,233,205)
	3.50%, due 2/15/18		(9,000,000)	(10,361,250)
	Total U.S. Government Sold Short (Proceeds $23,797,290)			(25,594,455)

	Yankee Bonds Sold Short (0.3%) (n)
	Home Builders (0.1%)
	Desarrolladora Homex S.A.B. de C.V. 7.50%, due 9/28/15		(1,000,000)	(1,015,000)

	Leisure Time (0.2%)
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27		(2,000,000)	(2,027,500)
	Total Yankee Bonds Sold Short (Proceeds $2,806,410)			(3,042,500)

	Total Long-Term Bonds Sold Short (Proceeds $44,716,700)			(47,600,852)

			Shares	Value
	Common Stock Sold Short (0.1%)
	Packaging & Containers (0.1%)
	Rock-Tenn Co. Class A		(20,292)	(1,181,400)

	Total Common Stock Sold Short (Proceeds $1,493,252)			(1,181,400)

	Total Investments Sold Short (Proceeds $46,209,952)		(4.5)%	(48,782,252)

	Total Investments, Net of Investments Sold Short (Cost $1,053,609,872)		97.1	1,052,046,015
	New York Life Agreement (f)		0.0	0
	Other Assets, Less Liabilities		2.9	31,295,729
	Net Assets		100.0%	$1,083,341,744

			Contracts Short	Unrealized Appreciation (Depreciation)(o)
	Futures Contracts (0.1%)
	United States Treasury Notes September 2012 (2 year) (p)		(552)	(148,006)
	September 2012 (5 year) (p)		(1,157)	(790,475)

	Total Futures Contracts (Settlement Value $266,148,282)			$(938,481)

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2012.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of July 31, 2012 is $22,903,801, which represents 2.1% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(f)	Security or a portion of the security is pledged as collateral for the benefit of Lehman Brothers International (Europe). As a result of the Lehman Brothers International (Europe) bankruptcy, these securities are operationally illiquid. The total market value of these securities at July 31, 2012 is $10,124,089, which represents 0.9% of the Fund's net assets. Additionally, the Fund had other securities that were originally pledged as collateral for Lehman Brothers International (Europe) which have since been called by the issuer or have matured. As a result, cash in the amount of $39,137,073, representing 3.6% of the Fund's net assets is pledged as collateral for the benefit of Lehman Brothers International (Europe), and has been deemed restricted by the Fund. The Fund has entered into an agreement with New York Life Insurance Company, pursuant to which, at the conclusion of the bankruptcy appeal process relating to Lehman Brothers Inc., should the Fund be entitled to obtain less than 100% of the then current market value of the collateral, New York Life Insurance Company will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral. As of July 31, 2012, the fair value of the agreement is $0.
(g)	Fair valued security. The total market value of these securities as of July 31, 2012 is $581,086, which represents 0.1% of the Fund's net assets.
(h)	Non-income producing security.
(i)	Illiquid security. The total market value of these securities as of July 31, 2012 is $1,321,649, which represents 0.1% of the Fund's net assets.

(j)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(k)	Restricted security.
(l)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of July 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(m)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2012.
(n)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(o)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2012.
(p)	As of July 31, 2012, cash in the amount of $903,850 is on deposit with broker for futures transactions.
(q)	As of July 31, 2012, cost is $1,099,943,896 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$50,536,504
Gross unrealized depreciation	(49,652,133)
Net unrealized appreciation	$884,371

The following abbreviations are used in the above portfolio:
A$	-Australian Dollar
£	-British Pound Sterling
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$33,626,576	$—	$33,626,576
Convertible Bond	—	1,129,950	—	1,129,950
Corporate Bonds (b)	—	735,329,578	13,709	735,343,287
Foreign Bonds	—	83,842,854	—	83,842,854
Loan Assignments & Participations	—	57,247,952	—	57,247,952
Mortgage-Backed Securities	—	9,950,058	—	9,950,058
Municipal Bond	—	5,150,949	—	5,150,949
Yankee Bonds	—	134,342,298	—	134,342,298
Total Long-Term Bonds	—	1,060,620,215	13,709	1,060,633,924
Common Stocks (c)	19,470,696	—	567,377	20,038,073
Convertible Preferred Stock	1,095,600	—	—	1,095,600
Warrants	1,257,010	—	—	1,257,010
Short-Term Investment
Repurchase Agreement	—	17,803,660	—	17,803,660
Total Investments in Securities	21,823,306	1,078,423,875	581,086	1,100,828,267
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	11,145	—	11,145
Total Other Financial Instruments	—	11,145	—	11,145
Total Investments in Securities and Other Financial Instruments	$21,823,306	$1,078,435,020	$581,086	$1,100,839,412

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(18,963,897)	$—	$(18,963,897)
U.S. Government Sold Short	—	(25,594,455)	—	(25,594,455)
Yankee Bonds Sold Short	—	(3,042,500)	—	(3,042,500)
Total Long-Term Bonds Sold Short	—	(47,600,852)	—	(47,600,852)
Common Stock Sold Short	(1,181,400)	—	—	(1,181,400)
Total Investments in Securities Sold Short	(1,181,400)	(47,600,852)	—	(48,782,252)
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	(812,180)	—	(812,180)
Futures Contracts Short (d)	(938,481)	—	—	(938,481)
Total Other Financial Instruments	(938,481)	(812,180)	—	(1,750,661)
Total Investments in Securities Sold Short and Other Financial Instruments	$(2,119,881)	$(48,413,032)	$—	$(50,532,913)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,912 and $11,797 are held in Auto Manufacturers and Mining, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 security valued at $567,377 is held in Mining within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2012
Long-Term Bonds
Corporate Bonds
Auto Manufacturers	$236,440	$—	$—	$92,819	$—	$(327,347)	$—	$—	$1,912	$(230,479)
Mining	11,443	—	—	354	—	—	—	—	11,797	354
Common Stock
Mining	600,688	—	—	(33,311)	—	—	—	—	567,377	(33,311)
Total	$848,571	$—	$—	$59,862	$—	$(327,347)	$—	$—	$581,086	$(263,436)

As of July 31, 2012, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	9/13/12	JPMorgan Chase Bank	EUR	6,000,000	USD	7,374,840	USD	11,145

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	9/13/12	JPMorgan Chase Bank	EUR	83,760,000	102,727,452		(380,903)
Pound Sterling vs. U.S. Dollar	9/13/12	JPMorgan Chase Bank	GBP	24,499,000	37,978,595		(431,277)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(801,035)

As of July 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar	AUD	121,744	USD	124,321	USD	127,941
Canadian Dollar	CAD	4		4		4
Euro	EUR	758,475		930,136		933,228
Pound Sterling	GBP	155,615		241,280		243,980
Total			USD	1,295,741	USD	1,305,153

As of July 31, 2012, the Fund held the following restricted securities:

Security	Date of Acquisition	Shares/ Principal Amount	Cost	7/31/12 Value	Percent of Net Assets
Aleris International, Inc.
Common Stock	7/6/10	$13,652	$922,364	$567,377	0.1%
Corporate Bond 6.00%, due 6/1/20	7/6/10	11,797	8,872	11,797	0.0 ‡
Total			$931,236	$579,174	0.1%

‡ Less than one-tenth of a percent.

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2012 Unaudited

SECURITIES VALUATION.

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Directors (the "Board") of Eclipse Funds Inc. has adopted procedures for the valuation of the Fund’s securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Board (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Sub-Committee to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Valuation Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee are reviewed. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the primary responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC (the "Manager"), aided to whatever extent necessary by the portfolio manager or sub-adviser of the Fund. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedure deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Securities are valued using unadjusted market prices, when available, as supplied primarily by third party pricing services or dealers. To assess the appropriateness of security valuations, the Manager or the Fund’s third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing service or broker source. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

“Fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2012, for the fund's investments is included at the end of the Fund's Portfolio of Investments.

The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Fund may utilizes third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Fund's Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended July 31, 2012 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor, if any, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2012, the High Yield Opportunities Fund held securities with a value of $581,086 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Fund principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor may pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of July 31, 2012, foreign equity securities held by the High Yield Opportunities Fund were not fair valued in such a manner.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Debt securities (other than municipal securities) are valued at the evaluated bid prices (evaluated mean prices in the case of municipal securities) supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Temporary cash investments and securities valued at amortized cost are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service, and are generally categorized as Level 2 in the hierarchy.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay High Yield Opporunities Fund

Asset Class	Fair Value at 7/31/12	Valuation Technique	Unobservable Inputs	Range

Corporate Bonds (2 positions)	$ 13,709	Income Approach	Estimated Remaining Claims	$0.01
			Exchange Value	195
			Credit Value	83
Common Stock (1 position)	567,377	Income Approach	Estimated Ramaining Assets	$1.289 Billion
	$ 581,086

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

On September 15, 2008, one of the Fund's trading counterparties, Lehman Brothers International (Europe) ("LBIE"), was placed in insolvency administration under the U.K. Insolvency Act. As a result, the Fund has been unable to close out open short positions with LBIE and has been unable to sell or substitute out the securities that are pledged as collateral for these open short positions. While this has not impacted the Fund’s ability to implement its investment strategy to date, until these securities are made available, there may be an impact on the Fund's ability to fully implement its investment strategy. The Fund has pursued and will continue to pursue efforts to return the borrowed securities and secure the release of collateral. However, the Fund cannot assure that these efforts will be successful.

In order to mitigate any potential negative impact on the Fund and its shareholders which may result from a final judicial determination that the Fund is not entitled to the unfettered use and ownership of the collateral, the Fund and New York Life Insurance Company (“New York Life”), an affiliate of the Fund’s adviser, have entered into an agreement with respect to the collateral. Pursuant to that agreement, at the conclusion of the bankruptcy appeal process, should the Fund be entitled to obtain less than 100 percent of the then current market value of the collateral, New York Life will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral.

As of July 31, 2012, the Fund had pledged approximately 3.6% of its net assets to cover its open short positions with LBIE. These pledged securities are held in an account with the Fund's custodian, State Street Bank and Trust Company, for the benefit of LBIE. To the extent that the Fund determines that these securities are illiquid, either due to the operational restraints discussed above or for any other reason, the Fund will not purchase additional illiquid securities if at the time of purchase the value of all portfolio securities deemed illiquid represents more than 15% the Fund's net assets. However, the Fund may obtain illiquid securities as a result of a corporate action on an existing security held by the Fund, if the Fund's portfolio managers believe that holding such illiquid security is in the best interest of the Fund and its shareholders. The Fund may change any such determination at any time without notice to shareholders.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2012

By:	/s/ Jack R.Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	September 28, 2012